Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	1,373,499	1,384,426	1,367,923
Research and development	181,270	172,970	159,766
Selling, general and administration expenses	497,918	528,784	472,413
	2,052,687	2,086,180	2,000,102

(*) Restated figures (Note 2.d)

Schedule of personnel expenses by nature

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Wages and salaries	1,668,348	1,698,415	1,621,294
Contributions to pension plans	42,644	42,843	41,156
Other social charges	33,994	30,868	33,678
Social security	307,701	314,054	303,974
	2,052,687	2,086,180	2,000,102

(*) Restated figures (Note 2.d)